Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	49
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$18,766,557.87	0.9079128	$9,412,669.63	0.4553783	$9,353,888.24
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$75,046,557.87	0.0658396	$65,692,669.63	0.0576332	$9,353,888.24

Weighted Avg. Coupon (WAC)	3.59%		3.64%
Weighted Avg. Remaining Maturity (WARM)	15.83		15.12
Pool Receivables Balance	$94,043,931.66		$84,434,581.43
Remaining Number of Receivables	21,867		21,129

Adjusted Pool Balance	$92,273,362.22		$82,919,473.97

III. COLLECTIONS

Principal:
Principal Collections	$9,460,347.66
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$192,371.99
Total Principal Collections	$9,652,719.65

Interest:
Interest Collections	$277,542.22
Late Fees & Other Charges	$29,885.58
Interest on Repurchase Principal
Total Interest Collections	$307,427.80

Collection Account Interest	$7,841.30
Reserve Account Interest	$2,746.98
Servicer Advances	$-

Total Collections	$9,970,735.73

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	49
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$9,970,735.73
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,970,735.73

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$78,369.94	$-	$78,369.94	$78,369.94
	Collection Account Interest					$7,841.30
	Late Fees & Other Charges					$29,885.58
Total due to Servicer						$116,096.82

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$27,055.12		$27,055.12	$27,055.12

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

	Available Funds Remaining:					$9,722,106.04

9.	Regular Principal Distribution Amount:					$9,353,888.24

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$9,353,888.24		$9,353,888.24
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$9,353,888.24		$9,353,888.24

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					368,217.80

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,770,569.44
Beginning Period Amount	$1,770,569.44
Current Period Amortization	$255,461.99
Ending Period Required Amount	$1,515,107.46
Ending Period Amount	$1,515,107.46
Next Distribution Date Required Amount	$1,285,305.87

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Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	February 2018
Distribution Date	03/15/18
Transaction Month	49
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	18.67%	20.78%	20.78%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.40%	20,790	96.78%	$81,719,090.69
30 - 60 Days	1.27%	269	2.58%	$2,176,119.21
61 - 90 Days	0.29%	61	0.55%	$468,192.54
91-120 Days	0.04%	9	0.08%	$71,178.99
121 + Days	0.00%	0	0.00%	$-
Total		21,129		$84,434,581.43

Delinquent Receivables 30+ Days Past Due
Current Period	1.60%	339	3.22%	$2,715,490.74
1st Preceding Collection Period	2.05%	449	3.91%	$3,680,590.39
2nd Preceding Collection Period	2.05%	463	3.81%	$3,961,381.96
3rd Preceding Collection Period	1.86%	430	3.42%	$3,899,620.17
Four-Month Average	1.89%		3.59%

Repossession in Current Period		8		$52,833.24
Repossession Inventory		53		$44,921.21

Current Charge-Offs
Gross Principal of Charge-Offs				$149,002.57
Recoveries				$(192,371.99)
Net Loss				$(43,369.42)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.55%

Average Pool Balance for Current Period				$89,239,256.55

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.58%
1st Preceding Collection Period				1.02%
2nd Preceding Collection Period				-0.26%
3rd Preceding Collection Period				1.05%
Four-Month Average				0.31%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		19	2,276	$32,690,461.34
Recoveries		38	2,074	$(19,314,472.55)
Net Loss				$13,375,988.79
Cumulative Net Loss as a % of Initial Pool Balance				1.12%

Net Loss for Receivables that have experienced a Net Loss *		12	1,841	$13,480,210.95
Average Net Loss for Receivables that have experienced a Net Loss				$7,322.22

Principal Balance of Extensions				$311,475.84
Number of Extensions				36

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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